Shareholders' equity - Award Outstanding - Additional Information (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in dollars per shares)	$ 3.52	$ 0
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in dollars per shares)	4.20
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in dollars per shares)	3.69	$ 0
PSU | Non-Market Based Performance Targets
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in dollars per shares)	4.20
PSU | Market Based Performance Targets
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in dollars per shares)	$ 3.69